CALVERT VARIABLE PRODUCTS, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Variable Products, Inc. (the “Registrant”) (1933 Act File No. 002-90309) certifies (a) that the form of prospectuses and statements of additional information dated May 1, 2022 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 100 (“Amendment No. 100”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 100 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-000784) on April 28, 2022:

Calvert VP S&P 500® Index Portfolio

Calvert VP S&P 400 MidCap® Index Portfolio

Calvert VP NASDAQ 100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP EAFE International Index Portfolio

Calvert VP Investment Grade Bond Index Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Growth Portfolio

CALVERT VARIABLE PRODUCTS, INC.

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: May 2, 2022